SUMMARY PROSPECTUS

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

February 1, 2023

Class A	Class A1	Class C	Class R6	Advisor Class
FSMFX	FSMIX	FSMHX	FSMQX	FSMZX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information, reports to shareholders and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated February 1, 2023, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

Fund Summary

Investment Goal

High total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 40 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 62 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class A1		Class C	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	[1]	None	[1]	1.00%	None	None

1.

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investment of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

On February 1, 2012, all outstanding Class A shares were renamed Class A1 shares. Class A1 shares are no longer available to new investors. If you are a Class A1 shareholder, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.

2	Summary Prospectus	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A1	Class C	Class R6	Advisor Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.25%	None	0.65%	None	None
Other expenses	0.68%	0.69%	0.68%	0.65%	0.69%
Total annual Fund operating expenses	1.33%	1.09%	1.73%	1.05%	1.09%
Fee waiver and/or expense reimbursement[1,2]	-0.33%	-0.34%	-0.33%	-0.33%	-0.34%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.00%	0.75%	1.40%	0.72%	0.75%

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2024. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees; acquired fund fees and expenses; expenses related to securities sold short; and certain nonroutine expenses) for each class of the Fund do not exceed 0.75% until January 31, 2024. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$473	$750	$1,047	$1,889
Class A1	$449	$677	$922	$1,625
Class C	$243	$513	$908	$1,908
Class R6	$74	$302	$548	$1,253
Advisor Class	$77	$313	$568	$1,298
If you do not sell your shares:
Class C	$143	$513	$908	$1,908

franklintempleton.com	Summary Prospectus	3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 329.20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in mortgage securities. The Fund invests significantly in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in "pools" of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS). Securities issued by different government agencies or instrumentalities have different levels of credit support.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

The Fund also invests in other types of mortgage securities including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), credit risk transfer securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. Mortgage securities may include interests in reperforming loans (mortgage loans that are current but had been delinquent in the past). The Fund also may invest in U.S. Treasury securities. The Fund may invest a small portion of its assets directly in whole mortgage loans.

The Fund may invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage securities. In addition, the Fund may invest up to 20% of its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by S&P®, or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment

4	Summary Prospectus	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

manager. The Fund may also invest up to 33% of its total assets in mortgage dollar rolls.

For purposes of pursuing its investment goal, the Fund may enter into interest rate and credit related derivative instruments, including interest rate and credit default swaps and bond/interest rate futures contracts. The Fund may also enter into currency-related derivative transactions, including currency forwards and currency swaps. The Fund may use these derivative instruments for hedging purposes or for other investment purposes, including to generate income, to increase liquidity and/or to gain exposure to certain instruments or markets in a more efficient or less expensive way. The use of credit default swaps may allow the Fund to obtain net long or short exposure to select credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Mortgage Securities and Prepayment Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage-

franklintempleton.com	Summary Prospectus	5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

backed securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

High-Yield Mortgage Securities Mortgage securities that are rated below investment grade, or unrated and deemed to be of comparable quality by the investment manager, involve greater credit risk with respect to the issuers of the mortgage securities and the borrowers in the underlying mortgages than higher-quality mortgage securities. High-yield mortgage securities are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates. The prices of high-yield mortgage securities generally fluctuate more than those of higher credit quality and are generally more illiquid (harder to sell) and harder to value.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. The risks of investing in foreign securities are typically greater in less developed or emerging market countries.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and

6	Summary Prospectus	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

LIBOR Transition The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lent to one another in the international interbank market for short-term loans. In 2017, the U.K. Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Mortgage Dollar Rolls   In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in

franklintempleton.com	Summary Prospectus	7

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

When-Issued and Delayed Delivery Transactions   Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Portfolio Turnover The investment manager will sell a security or enter or close out of a derivative position when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's portfolio turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

For the most recent fiscal year, the Fund's portfolio turnover rate was 329.20% and the portfolio turnover rate excluding mortgage dollar rolls was 141.97%.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the

8	Summary Prospectus	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund‘s performance compares to a group of securities that aligns with a portion of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

franklintempleton.com	Summary Prospectus	9

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

Class A Annual Total Returns1

Best Quarter:	2019, Q1	2.26%
Worst Quarter:	2022, Q1	-5.13%

Average Annual Total Returns

(figures reflect sales charges)

For periods ended December 31, 2022

	1 Year	5 Years	10 Years	Since Inception
Franklin Strategic Mortgage Portfolio Fund - Class A
Return before taxes	-15.18%	-1.85%	0.22%	—
Return after taxes on distributions	-15.89%	-2.82%	-0.92%	—
Return after taxes on distributions and sale of Fund shares	-8.98%	-1.76%	-0.31%	—
Franklin Strategic Mortgage Portfolio Fund - Class A1	-14.86%	-1.59%	0.48%	—
Franklin Strategic Mortgage Portfolio Fund - Class C	-13.11%	-1.50%	0.21%	—
Franklin Strategic Mortgage Portfolio Fund - Class R6	-11.63%	-0.75%	—	-0.62%	[1]
Franklin Strategic Mortgage Portfolio Fund - Advisor Class	-11.58%	-0.84%	0.86%	—
Bloomberg U.S. MBS Fixed Rate Index (index reflects no deduction for fees, expenses or taxes)	-11.81%	-0.53%	0.75%	—
FTSE U.S. Broad Investment-Grade Mortgage Index (index reflects no deduction for fees, expenses or taxes)	-11.93%	-0.51%	0.74%	—

1.	Since inception August 1, 2017.

No one index is representative of the Fund's portfolio.

10	Summary Prospectus	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

The figures in the average annual total returns table above reflect the Class A and A1 shares maximum front-end sales charge of 3.75%. Prior to March 1, 2019, Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the prior maximum front-end sales charge of 4.25% was reflected, performance for Class A and A1 shares in the average annual total returns table would be lower.

Historical performance for Class A, Class C and Advisor Class shares prior to their inception is based on the performance of Class A1 shares. This performance has been adjusted to reflect differences in sales charges and/or Rule 12b-1 fees, between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Neil Dhruv
Vice President of Advisers and portfolio manager of the Fund since 2019.

Paul Varunok
Senior Vice President of Advisers and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, A1 and C, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

franklintempleton.com	Summary Prospectus	11

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
SUMMARY PROSPECTUS

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

12	Summary Prospectus	franklintempleton.com

Franklin Distributors, LLC One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Franklin Strategic Mortgage Portfolio

Investment Company Act file #811-07288 © 2023 Franklin Templeton. All rights reserved. 10% Total Recycled Fiber 00070357	357 PSUM 02/23